Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (loss) before income taxes	$ (11,317)	$ (27,302)	$ 22,390
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Computed expected tax	$ (2,603)	$ (6,279)	$ 5,150
Non-deductible operating expenses	485	4,308	566
Non-taxable income	(61)	0	0
Prior years adjustments	(646)	(126)	(57)
Tax effect due to "Preferred Enterprise" status	2,121	784	(1,949)
Statutory rate differential	177	221	168
Valuation Allowance	2,918	0	0
Other	0	203	206
Income tax expense (benefit)	$ 2,391	$ (889)	$ 4,084